FINANCIAL RISK MANAGEMENT - Summary of Risks (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Total equity	$ 313,927	$ 273,098	$ 136,716
Credit facility	89,617	16,780
Cash and cash equivalents	6,271	6,844	$ 10,151
Non-current financial assets	9,284	6,082
Common shares
FINANCIAL RISK MANAGEMENT
Non-current financial assets	9,098	5,762
Revolving Facility
FINANCIAL RISK MANAGEMENT
Credit facility	89,617	16,780
Capital Risk Management
FINANCIAL RISK MANAGEMENT
Total equity	313,900	273,100
Capital Risk Management | Revolving Facility
FINANCIAL RISK MANAGEMENT
Credit facility	89,600	16,800
Currency Risk
FINANCIAL RISK MANAGEMENT
Increase (decrease) in net (loss) income due to reasonably possible increase (decrease) in designated risk component	200
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 900
Currency Risk | Canadian dollar
FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Currency Risk | Australian dollar
FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Liquidity Risk
FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 6,300	6,800
Working capital	25,900	11,300
Liquidity Risk | Revolving Facility
FINANCIAL RISK MANAGEMENT
Remaining borrowing capacity	51,000
Other Risks | Common shares
FINANCIAL RISK MANAGEMENT
Non-current financial assets	$ 9,100	$ 5,800
Equity Price Risk
FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 900